RESTRUCTURING, TRANSACTION-RELATED ITEMS, AND OTHER CORPORATE MATTERS	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
RESTRUCTURING, TRANSACTION-RELATED ITEMS, AND OTHER CORPORATE MATTERS	RESTRUCTURING, TRANSACTION-RELATED ITEMS, AND OTHER CORPORATE MATTERS
During the periods presented we recorded the following restructuring charges, transaction-related items, and other corporate matters.

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Severance (a)	$650	$190	$523	$67
Exit costs	—	65	31	35
Restructuring charges	650	255	554	102
Transaction-related items	81	199	62	(156)
Other corporate matters	—	—	131	23
Restructuring, transaction-related items, and other corporate matters	$731	$454	$747	$(31)
(a) Severance costs include the accelerated vesting of stock-based compensation.
Restructuring Charges
Restructuring charges for the period from August 7 - December 31, 2025 (Successor) were comprised of severance costs of $650 million, principally associated with transformation initiatives and aligning the business around our strategic priorities following the Transactions, including costs related to a plan under which severance payments are being provided to certain eligible employees who voluntarily elected to participate.

Restructuring charges for the Predecessor periods from January 1 - August 6, 2025 and the years ended December 31, 2024 and 2023 included severance costs of $190 million, $523 million and $67 million, respectively, primarily reflecting strategic changes in our global workforce in order to streamline the organization. The severance costs in 2024 also included expenses associated with the exit of Paramount Global’s former CEO and other management changes.

Additionally, during the Predecessor periods from January 1 - August 6, 2025 and the years ended December 31, 2024 and 2023, we recorded exit costs of $65 million, $31 million, and $35 million, respectively, primarily for the impairment of lease assets that we ceased use of in connection with initiatives to reduce our real estate footprint and create cost synergies. The impairments were primarily the result of a decline in market conditions since the inception of these leases and reflect the difference between the estimated fair values, which were determined based on the expected future cash flows of the lease assets, and the carrying values.

The following is a rollforward of our restructuring severance liability by segment, which is recorded in “Other current liabilities” and “Other liabilities” on the Consolidated Balance Sheets, and is expected to be substantially paid by the end of 2027. See note 17 for a description of our segments for the Successor and Predecessor periods.

		2025 Activity (Successor)
	Balance at August 7, 2025	Charges (a)	Payments and other	Balance at December 31, 2025
Studios	$48	$123	$(38)	$133
Direct-to-Consumer	15	42	(4)	53
TV Media	185	301	(102)	384
Corporate	53	115	(33)	135
Total	$301	$581	$(177)	$705

		2025 Activity (Predecessor)
	Balance at December 31, 2024	Charges (a)	Payments and other	Balance at August 6, 2025
TV Media	$156	$141	$(98)	$199
Direct-to-Consumer	36	5	(27)	14
Filmed Entertainment	46	17	(28)	35
Corporate	111	13	(71)	53
Total	$349	$176	$(224)	$301

	Predecessor
		2024 Activity
	Balance at December 31, 2023	Charges (a)	Payments and other	Balance at December 31, 2024
TV Media	$162	$181	$(187)	$156
Direct-to-Consumer	6	66	(36)	36
Filmed Entertainment	14	70	(38)	46
Corporate	10	171	(70)	111
Total	$192	$488	$(331)	$349
(a) Excludes stock-based compensation expense of $69 million and $14 million for the periods from August 7 - December 31, 2025 (Successor) and January 1 - August 6, 2025 (Predecessor), respectively. For the year ended December 31, 2024 (Predecessor), excludes stock-based compensation expense of $35 million.
Transaction-Related Items
During the Successor period from August 7 - December 31, 2025, we recorded $81 million of transaction-related costs, principally for legal and other professional fees associated with the Warner Bros. offer. During the Predecessor period from January 1 - August 6, 2025, we recorded $199 million, principally for banking, legal, advisory, and other professional fees relating to the Transactions, and transaction awards that became payable to eligible employees upon closing. During 2024, we recorded costs for transaction-related items of $62 million associated with legal and advisory services related to the Transactions, and during 2023, we recorded a benefit of $156 million, principally associated with stockholder litigation related to the 2019 merger of Viacom Inc. (“Viacom”) and CBS Corporation (“CBS”).
Other Corporate Matters (Predecessor)
In 2024, we recorded charges for other corporate matters of $131 million, comprised of $74 million associated with the abandonment of developed technology and $57 million to increase our accrual for asbestos matters as discussed under Legal Matters—Claims Related to Former Businesses—Asbestos in Note 18. In 2023, we recorded a charge to increase our accrual for asbestos matters by $23 million.